UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Innovator IBD® 50 ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.00%
Advertising - 0.54%
The Trade Desk, Inc. - Class A (a)(b)	8,677	$2,284,741

Aerospace/Defense - 3.53%
HEICO Corp.	108,549	14,844,075

Beverages - 0.51%
Monster Beverage Corp. (a)	33,282	2,145,691

Commercial Services - 11.47%
Euronet Worldwide, Inc. (a)	82,122	12,803,641
MarketAxess Holdings, Inc.	38,679	13,036,370
New Oriental Education & Technology Group, Inc. - ADR (a)	80,446	8,391,322
PayPal Holdings, Inc. (a)	106,580	11,766,432
QIWI PLC - ADR	105,107	2,309,201
		48,306,966
Computers - 8.62%
EPAM Systems, Inc. (a)	76,600	14,844,314
Fortinet, Inc. (a)	24,887	1,998,675
Genpact Ltd.	109,071	4,327,937
Globant SA (a)(b)	142,722	15,128,532
		36,299,458
Distribution/Wholesale - 3.00%
Copart, Inc. (a)	162,887	12,628,629

Diversified Financial Services - 10.81%
Air Lease Corp.	50,594	2,114,323
Discover Financial Services (b)	46,842	4,203,601
LPL Financial Holdings, Inc.	147,921	12,406,134
Pagseguro Digital Ltd. - Class A (a)(b)	325,904	14,170,306
Synchrony Financial	117,777	4,225,839
Visa, Inc. - Class A	47,012	8,368,136
		45,488,339
Electrical Components & Equipment - 1.01%
Universal Display Corp.	20,085	4,239,542

Electronics - 0.98%
Keysight Technologies, Inc. (a)(b)	45,988	4,116,846

Healthcare-Products - 5.20%
Edwards Lifesciences Corp. (a)	60,166	12,806,333
Repligen Corp. (a)(b)	96,235	9,083,622
		21,889,955
Insurance - 3.45%
Brown & Brown, Inc.	59,604	2,141,572
Essent Group Ltd. (a)	268,610	12,399,037
		14,540,609

Internet - 9.06%
Amazon.com, Inc. (a)	4,310	8,045,822
Baozun, Inc. - ADR (a)(b)	240,614	11,936,861
CDW Corp.	113,804	13,447,081
Twitter, Inc. (a)(b)	111,269	4,707,791
		38,137,555
Leisure Time - 2.10%
Planet Fitness, Inc. - Class A (a)	112,459	8,846,025

Lodging - 0.97%
Wyndham Hotels & Resorts, Inc.	72,403	4,094,390

Media - 2.46%
Comcast Corp. - Class A	192,083	8,292,223
Discovery, Inc. - Class A (a)(b)	68,427	2,074,022
		10,366,245
Metal Fabricate/Hardware - 0.47%
The Timken Co.	43,096	1,969,918

Mining - 3.26%
Kirkland Lake Gold Ltd. (b)	332,222	13,717,446

Miscellaneous Manufacturing - 2.00%
Hexcel Corp. (b)	103,134	8,432,236

Retail - 5.08%
Lululemon Athletica, Inc. (a)(b)	67,260	12,852,713
ULTA Salon, Cosmetics & Fragrance, Inc. (a)(b)	24,421	8,529,034
		21,381,747
Semiconductors - 1.77%
Xilinx, Inc. (b)	65,226	7,449,461

Software - 19.21%
Adobe Systems, Inc. (a)	13,891	4,151,464
Atlassian Corp. PLC - Class A (a)(b)	111,436	15,614,412
Paycom Software, Inc. (a)	64,147	15,443,390
RealPage, Inc. (a)(b)	33,626	2,100,952
ServiceNow, Inc. (a)(b)	50,749	14,077,266
Upland Software, Inc. (a)(b)	328,389	14,445,832
Veeva Systems, Inc. - Class A (a)(b)	90,830	15,068,698
		80,902,014
Telecommunications - 2.45%
Arista Networks, Inc. (a)	7,717	2,110,214
Ubiquiti Networks, Inc. (b)	63,605	8,187,872
		10,298,086
Toys/Games/Hobbies - 1.05%
Funko, Inc. - Class A (a)(b)	177,195	4,431,647
TOTAL COMMON STOCKS (Cost $373,500,184)		416,811,621

REAL ESTATE INVESTMENT TRUSTS - 1.03%
Wharehouse/Industrial - 1.03%
Innovative Industrial Properties, Inc. (b)	41,074	4,340,290
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,965,608)		4,340,290

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.28%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (c)	98,038,971	98,038,971
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $98,038,971)		98,038,971

SHORT TERM INVESTMENTS - 0.04%
Money Market Funds - 0.04%
Fidelity Government Portfolio - Class I, 2.19% (c)	185,172	185,172
TOTAL SHORT TERM INVESTMENTS (Cost $185,172)		185,172

Total Investments (Cost $475,689,935) - 123.35%		519,376,054
Liabilities in Excess of Other Assets - (23.35)%		(98,328,017)
TOTAL NET ASSETS - 100.00%		$421,048,037

Asset Type	% of Net Assets
Common Stocks	99.00%
Real Estate Investment Trusts	1.03
Investments Purchased with Proceeds From Securities Lending	23.28
Short Term Investments	0.04
Total Investments	123.35
Liabilities in Excess of Other Assets	(23.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $95,254,876, or 22.62% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator IBD® ETF Leaders ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.53%
Other Investment Pools and Funds - 99.53%
ETFMG Prime Mobile Payments ETF	11,325	$558,323
Fidelity MSCI Information Technology Index ETF	5,115	330,071
First Trust Technology AlphaDEX Fund	4,785	331,553
Global X FinTech ETF	10,800	330,264
Global X MSCI Greece ETF (a)	41,640	402,242
Invesco Solar ETF	18,765	553,755
iShares 20+ Year Treasury Bond ETF (a)	1,500	199,335
iShares Global Clean Energy ETF (a)	49,890	535,320
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,590	197,685
iShares MSCI Brazil ETF (a)	36,420	1,620,690
iShares MSCI Global Gold Miners ETF	26,010	545,430
iShares MSCI Philippines ETF	11,190	394,559
iShares MSCI Russia ETF	10,110	394,998
iShares PHLX Semiconductor ETF	1,605	336,376
iShares U.S. Medical Devices ETF (a)	6,615	1,629,406
SPDR Gold Shares	11,955	1,592,526
SPDR Portfolio Long Term Corporate Bond ETF	6,930	200,346
SPDR Portfolio Long Term Treasury ETF	5,220	199,561
SPDR S&P Aerospace & Defense ETF (a)	15,330	1,622,373
SPDR S&P Homebuilders ETF (a)	38,205	1,591,238
VanEck Vectors Gold Miners ETF	20,775	550,538
VanEck Vectors Junior Gold Miners ETF	15,195	570,419
VanEck Vectors Russia ETF (a)	16,860	396,379
Vanguard Extended Duration Treasury ETF	1,560	199,009
Vanguard Information Technology ETF	1,500	327,525
Vanguard Long-Term Bond ETF	2,040	198,431
Vanguard Long-Term Corporate Bond ETF	2,055	200,136
Vanguard Long-Term Treasury ETF	2,430	198,580
TOTAL EXCHANGE TRADED FUNDS (Cost $15,822,278)		16,207,068

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 34.17%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (b)	5,563,750	5,563,750

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,563,750)		5,563,750

SHORT TERM INVESTMENTS - 0.51%
Money Market Funds - 0.51%
Fidelity Government Portfolio - Class I, 2.19% (b)	82,523	82,523
TOTAL SHORT TERM INVESTMENTS (Cost $82,523)		82,523

Total Investments (Cost $21,468,551) - 134.21%		21,853,341
Liabilities in Excess of Other Assets - (34.21)%		(5,569,908)
TOTAL NET ASSETS - 100.00%		$16,283,433

Asset Type	% of Net Assets
Exchange Traded Funds	99.53%
Investments Purchased with Proceeds From Securities Lending	34.17
Short Term Investments	0.51
Total Investments	134.21
Liabilities in Excess of Other Assets	(34.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $5,389,213, or 33.10% of net assets.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator IBD® Breakout Opportunities ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.60%
Aerospace/Defense - 2.01%
Lockheed Martin Corp.	590	$213,680

Apparel - 3.13%
Columbia Sportswear Co.	3,140	332,777

Biotechnology - 2.01%
Arrowhead Pharmaceuticals, Inc. (a)(b)	7,370	214,172

Building Materials - 3.02%
Armstrong World Industries, Inc.	3,290	321,466

Commercial Services - 7.49%
Career Education Corp. (a)	5,600	106,176
Chegg, Inc. (a)(b)	890	39,979
Cintas Corp.	1,250	325,550
CoStar Group, Inc. (a)	340	209,237
Insperity, Inc.	750	79,763
Strategic Education, Inc.	210	37,378
		798,083
Computers - 8.11%
Crowdstrike Holdings, Inc. - Class A (a)	4,100	365,187
CyberArk Software Ltd. (a)(b)	260	36,109
Fortinet, Inc. (a)	1,270	101,994
Parsons Corp. (a)	8,780	322,314
Science Applications International Corp.	450	38,416
		864,020
Distribution/Wholesale - 0.99%
Copart, Inc. (a)	1,360	105,441

Diversified Financial Services - 2.97%
Discover Financial Services (b)	1,170	104,996
Mastercard, Inc. - Class A	390	106,185
Visa, Inc. - Class A (b)	590	105,020
		316,201
Electronics - 2.97%
Woodward, Inc.	2,820	315,953

Entertainment - 0.36%
Churchill Downs, Inc.	320	38,288

Food - 3.57%
Grocery Outlet Holding Corp. (a)	9,770	380,444

Healthcare - Products - 7.34%
Glaukos Corp. (a)(b)	5,000	408,400
Stryker Corp.	1,780	373,408
		781,808
Healthcare-Services - 4.15%
Amedisys, Inc. (a)	1,600	220,624
LHC Group, Inc. (a)(b)	1,750	221,515
		442,139
Insurance - 3.27%
Mercury General Corp.	6,130	347,632

Internet - 3.26%
Etsy, Inc. (a)	550	36,861
Mimecast Ltd. (a)	4,280	203,728
Proofpoint, Inc. (a)(b)	840	106,008
		346,597
Leisure Time - 3.47%
YETI Holdings, Inc. (a)(b)	10,630	369,499

Miscellaneous Manufacturing - 3.00%
Hexcel Corp. (b)	3,910	319,681

Office Furnishings - 3.04%
Herman Miller, Inc.	7,140	323,728

Retail - 1.02%
ULTA Salon, Cosmetics & Fragrance, Inc. (a)(b)	310	108,267

Semiconductors - 4.68%
Cabot Microelectronics Corp.	320	38,928
Diodes, Inc. (a)	910	38,766
Inphi Corp. (a)	5,210	313,694
Monolithic Power Systems, Inc.	720	106,675
		498,063

Software - 29.38%
Broadridge Financial Solutions, Inc.	1,620	205,934
Cornerstone OnDemand, Inc. (a)	5,290	313,168
Fair Isaac Corp. (a)	930	323,101
Fastly, Inc. - Class A (a)	15,430	334,831
GSX Techedu, Inc. - ADR (a)	29,300	379,435
HubSpot, Inc. (a)	1,180	210,890
Inovalon Holdings, Inc. - Class A (a)(b)	24,890	373,349
MSCI, Inc.	920	209,061
Paycom Software, Inc. (a)	170	40,928
PROS Holdings, Inc. (a)	5,180	374,824
RealPage, Inc. (a)(b)	590	36,863
ServiceNow, Inc. (a)	130	36,061
Upland Software, Inc. (a)	810	35,632
Veeva Systems, Inc. - Class A (a)(b)	230	38,157
Verint Systems, Inc. (a)	3,740	216,434
		3,128,668
Telecommunications - 0.36%

AudioCodes Ltd.	2,070	38,626
TOTAL COMMON STOCKS (Cost $10,020,051)		10,605,233

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING - 19.59%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (c)	2,085,264	2,085,264
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECUIRITIES LENDING (Cost $2,085,264)		2,085,264

SHORT TERM INVESTMENTS - 0.23%
Money Market Funds - 0.23%
Fidelity Government Portfolio - Class I, 2.19% (c)	24,552	24,552
TOTAL SHORT TERM INVESTMENTS (Cost $24,552)		24,552

Total Investments (Cost $12,129,867) - 119.42%		12,715,049
Liabilities in Excess of Other Assets - (19.42)%		(2,067,731)
TOTAL NET ASSETS - 100.00%		$10,647,318

Asset Type	% of Net Assets
Common Stocks	99.60%
Investments Purchased with Proceeds From Securities Lending	19.59
Short Term Investments	0.23
Total Investments	119.42
Liabilities in Excess of Other Assets	(19.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $2,031,503, or 19.08% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator Loup Frontier Tech ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.94%
Aerospace/Defense - 2.45%
Aerovironment, Inc. (a)	5,995	$328,826

Auto Manufacturers - 5.91%
Geely Automobile Holdings Ltd.	231,000	358,238
Tesla, Inc. (a)(b)	1,793	433,207
		791,445
Computers - 3.55%
Lumentum Holdings, Inc. (a)	8,393	475,296

Electrical Components & Equipment - 6.12%
LG Innotek Co., Ltd.	4,664	445,467
Novanta, Inc. (a)	4,455	374,621
		820,088
Electronics - 11.73%
FARO Technologies, Inc. (a)	7,810	416,976
FLIR Systems, Inc. (b)	7,139	354,523
II-VI, Inc. (a)(b)	11,506	456,788
Trimble, Inc. (a)(b)	8,140	343,996
		1,572,283
Healthcare-Products - 2.77%
Intuitive Surgical, Inc. (a)	715	371,450

Home Furnishings - 2.30%
iRobot Corp. (a)(b)	4,213	307,970

Internet - 4.71%
BAIDU, Inc. - ADR (a)	5,643	630,323

Machinery-Diversified - 9.87%
Keyence Corp.	1,100	638,322
Rockwell Automation, Inc.	2,189	351,947
Yaskawa Electric Corp.	9,900	332,154
		1,322,423
Miscellaneous Manufacturing - 6.07%
Axon Enterprise, Inc. (a)(b)	5,544	389,300
Fabrinet Co., Ltd. (a)	7,898	423,965
		813,265

Office/Business Equipment - 3.90%
Datalogic SpA	29,590	522,462

Semiconductors - 30.76%
Advanced Micro Devices, Inc. (a)(b)	19,690	599,560
Ambarella, Inc. (a)	9,284	463,735
AMS AG (a)	18,568	979,788

Himax Technologies, Inc. - ADR (b)	109,681	343,302
NVIDIA Corp.	2,640	445,421
SK Hynix, Inc.	6,710	436,141
STMicroelectronics NV	22,715	420,308
Teradyne, Inc.	7,755	432,186
		4,120,441
Software - 9.80%
BlackBerry Ltd. (a)	46,816	341,596
LAIX, Inc. - ADR (a)	65,131	622,652
Nuance Communications, Inc. (a)(b)	20,944	348,508
		1,312,756
TOTAL COMMON STOCKS (Cost $13,698,862)		13,389,028

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.85%

Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (c)	3,194,444	3,194,444

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,194,444)		3,194,444

SHORT TERM INVESTMENTS - 0.10%
Money Market Funds - 0.10%
Fidelity Government Portfolio - Class I, 2.19% (c)	13,120	13,120
TOTAL SHORT TERM INVESTMENTS (Cost $13,120)		13,120

Total Investments (Cost $16,906,426) - 123.89%		16,596,592
Liabilities in Excess of Other Assets - (23.89)%		(3,200,135)
TOTAL NET ASSETS - 100.00%		$13,396,457

Country	% of Net Assets
Austria	7.31%
Canada	2.55
China	9.35
Hong Kong	2.67
Italy	3.90
Japan	7.25
South Korea	6.58
Switzerland	3.14
Taiwan	2.56
Thailand	3.17
United States	51.46
Total Country	99.94
Investments Purchased with Proceeds From Securities Lending	23.85
Short Term Investments	0.10
Total Investments	123.89
Liabilities in Excess of Other Assets	(23.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $2,993,765, or 22.35% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator S&P 500® Buffer ETF - January

Schedule of Investments

July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.20% (a)
CALL OPTIONS - 101.26%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.16	240	$71,529,120	$35,167,957
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.43	600	17,882,400	8,791,158
			43,959,115
PUT OPTIONS - 4.94%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.32	120	35,764,560	1,438,610
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.91	120	35,764,560	274,144
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.87	300	8,941,200	360,098
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.70	300	8,941,200	68,558
			2,141,410
TOTAL PURCHASED OPTIONS (Cost $41,568,417)			46,100,525

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100	100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100	100
First American Government Obligations Fund - Class X, 2.24% (c)	100	100
First American Treasury Obligations Fund - Class X, 2.20% (c)	100	100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100	100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100	100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100	100
TOTAL SHORT TERM INVESTMENTS (Cost $700)		700

Total Investments (Cost $41,569,117) - 106.20%		46,101,225
Liabilities in Excess of Other Assets - (6.20)%		(2,690,643)
TOTAL NET ASSETS - 100.00%		$43,410,582

Asset Type	% of Net Assets
Purchased Options	106.20%
Short Term Investments	0.00 (b)
Total Investments	106.20
Liabilities in Excess of Other Assets	(6.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Less than 0.005%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,065.94	120	$(35,764,560)	$(767,271)
SPX S&P 500® Index	12/31/2019	3,008.32	120	(35,764,560)	(1,142,453)
XSP S&P 500® Mini Index	12/31/2019	306.59	300	(8,941,200)	(191,876)
XSP S&P 500® Mini Index	12/31/2019	300.87	300	(8,941,200)	(284,929)
					(2,386,529)
Put Options
SPX S&P 500® Index	12/31/2019	2,281.28	120	(35,764,560)	(123,846)
SPX S&P 500® Index	12/31/2019	1,504.16	240	(71,529,120)	(17,072)
XSP S&P 500® Mini Index	12/31/2019	228.13	300	(8,941,200)	(30,964)
XSP S&P 500® Mini Index	12/31/2019	150.43	600	(17,882,400)	(4,271)
					(176,153)
Total Options Written (Premiums Received $2,562,230)					$(2,562,682)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF -April
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.73% (a)
CALL OPTIONS - 85.49%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.65	264	$78,682,032	$33,552,594
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.08	264	7,868,256	3,354,851
			36,907,445
PUT OPTIONS - 17.24%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.31	132	39,341,016	5,489,606
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.4	132	39,341,016	1,277,019
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.17	132	3,934,128	549,424
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.45	132	3,934,128	127,735
			7,443,784
TOTAL PURCHASED OPTIONS (Cost $43,473,127)			44,351,229

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.0% (c)	95		95
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $695)			695

Total Investments (Cost $43,473,822) - 102.73%			44,351,924
Liabilities in Excess of Other Assets - (2.73)%			(1,178,753)
TOTAL NET ASSETS - 100.00%			$43,173,171

Asset Type	% of Net Assets
Purchased Options	102.73%
Short Term Investments	0.00 (b)
Total Investments	102.73
Liabilities in Excess of Other Assets	(2.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Less than 0.005%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.31	132	$(39,341,016)	$(102,037)
SPX S&P 500® Index	3/31/2020	3,323.12	132	(39,341,016)	(190,438)
XSP S&P 500® Mini Index	3/31/2020	340.17	132	(3,934,128)	(10,174)
XSP S&P 500® Mini Index	3/31/2020	332.31	132	(3,934,128)	(19,047)
					(321,696)
Put Options
SPX S&P 500® Index	3/31/2020	2,579.29	132	(39,341,016)	(652,368)
SPX S&P 500® Index	3/31/2020	1,700.65	264	(78,682,032)	(80,695)
XSP S&P 500® Mini Index	3/31/2020	257.93	132	(3,934,128)	(65,239)
XSP S&P 500® Mini Index	3/31/2020	170.08	264	(7,868,256)	(8,073)
					(806,375)
Total Options Written (Premiums Received $1,611,056)					$(1,128,071)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - June

Schedule of Investments

July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.69% (a)
CALL OPTIONS - 90.04%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.26	24	$7,152,912	$3,161,949
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.14	36	1,072,944	474,246
			3,636,195
PUT OPTIONS - 14.65%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.52	12	3,576,456	402,525
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.08	12	3,576,456	111,799
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.29	18	536,472	60,432
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.22	18	536,472	16,775
			591,531
TOTAL PURCHASED OPTIONS (Cost $4,016,039)			4,227,726

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 2.19% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (b)	100		100
First American Government Obligations Fund - Class X, 2.24% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (b)	101		101
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $701)			701

Total Investments (Cost $4,016,740) - 104.71%			4,228,427
Other Assets in Excess of Liabilities - (4.71)%			(190,137)
TOTAL NET ASSETS - 100.00%			$4,038,290

Asset Type	% of Net Assets
Purchased Options	104.69%
Short Term Investments	0.02
Total Investments	104.71
Other Assets in Excess of Liabilities	(4.71)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.52	12	$(3,576,456)	$(31,573)
SPX S&P 500® Index	5/29/2020	3,204.79	12	(3,576,456)	(62,682)
XSP S&P 500® Mini Index	5/29/2020	330.29	18	(536,472)	(4,722)
XSP S&P 500® Mini Index	5/29/2020	320.48	18	(536,472)	(9,402)
					(108,379)
Put Options
SPX S&P 500® Index	5/29/2020	2,504.38	12	(3,576,456)	(61,248)
SPX S&P 500® Index	5/29/2020	1,651.26	24	(7,152,912)	(9,264)
XSP S&P 500® Mini Index	5/29/2020	250.44	18	(536,472)	(9,187)
XSP S&P 500® Mini Index	5/29/2020	165.14	36	(1,072,944)	(1,390)
					(81,089)
Total Options Written (Premiums Received $210,914)					$(189,468)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - July

Schedule of Investments

July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.39% (a)
CALL OPTIONS - 81.15%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.82	460	$137,097,480	$55,451,568
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.50	48	1,430,592	578,542
			56,030,110
PUT OPTIONS - 23.24%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.65	230	68,548,740	12,355,917
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.35	230	68,548,740	3,524,220
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $353.00	24	715,296	129,009
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.14	24	715,296	36,778
			16,045,924
TOTAL PURCHASED OPTIONS (Cost $71,719,548)			72,076,034

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	1,411		1,411
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,011)			2,011

Total Investments (Cost $71,721,559) - 104.39%			72,078,045
Liabilities in Excess of Other Assets - (4.39)%			(3,032,231)
TOTAL NET ASSETS - 100.00%			$69,045,814

Asset Type	% of Net Assets
Purchased Options	104.39%
Short Term Investments	0.00 (b)
Total Investments	104.39
Liabilities in Excess of Other Assets	(4.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

(b) Less than 0.005%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.65	230	$(68,548,740)	$(166,442)
SPX S&P 500® Index	6/30/2020	3,353.13	230	(68,548,740)	(524,357)
XSP S&P 500® Mini Index	6/30/2020	353.00	24	(715,296)	(1,733)
XSP S&P 500® Mini Index	6/30/2020	335.31	24	(715,296)	(5,473)
					(698,005)
Put Options
SPX S&P 500® Index	6/30/2020	2,676.62	230	(68,548,740)	(1,963,422)
SPX S&P 500® Index	6/30/2020	1,764.82	460	(137,097,480)	(318,329)
XSP S&P 500® Mini Index	6/30/2020	267.66	24	(715,296)	(20,487)
XSP S&P 500® Mini Index	6/30/2020	176.50	48	(1,430,592)	(3,324)
					(2,305,562)
Total Options Written (Premiums Received $3,193,562)					$(3,003,567)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - August

Schedule of Investments

July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.53% (a)
CALL OPTIONS - 79.50%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.11	16	$4,768,608	$1,896,752
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.83	8	238,432	94,832
			1,991,584
PUT OPTIONS - 25.03%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.22	8	2,384,304	461,880
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.16	8	2,384,304	135,176
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.66	4	119,216	23,096
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.03	4	119,216	6,772
			626,924
TOTAL PURCHASED OPTIONS (Cost $2,618,622)			2,618,508

Total Investments (Cost $2,618,622) - 104.53%			2,618,508
Liabilities in Excess of Other Assets - (4.53)%			(113,512)
TOTAL NET ASSETS - 100.00%			$2,504,996

Asset Type	% of Net Assets
Purchased Options	104.53%
Total Investments	104.53
Liabilities in Excess of Other Assets	(4.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)

July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.22	8	$(2,384,304)	$(5,392)
SPX S&P 500® Index	7/31/2020	3,385.45	8	(2,384,304)	(14,960)
XSP S&P 500® Mini Index	7/31/2020	357.66	4	(119,216)	(272)
XSP S&P 500® Mini Index	7/31/2020	338.55	4	(119,216)	(764)
					(21,388)
Put Options
SPX S&P 500® Index	7/31/2020	2,711.94	8	(2,384,304)	(76,096)
SPX S&P 500® Index	7/31/2020	1,788.11	16	(4,768,608)	(13,232)
XSP S&P 500® Mini Index	7/31/2020	271.19	4	(119,216)	(3,808)
XSP S&P 500® Mini Index	7/31/2020	178.83	8	(238,432)	(656)
					(93,792)
Total Options Written (Premiums Received $115,038)					$(115,180)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - October
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.77% (a)
CALL OPTIONS - 82.15%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.38	736	$219,355,968	$90,402,144
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.86	368	10,967,872	4,520,512
			94,922,656
PUT OPTIONS - 18.62%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.77	368	109,677,984	18,886,128
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.95	368	109,677,984	1,598,960
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.71	184	5,483,936	944,840
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.40	184	5,483,936	80,040
			21,509,968
TOTAL PURCHASED OPTIONS (Cost $112,098,035)			116,432,624

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	1,346		1,346
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,946)			1,946

Total Investments (Cost $112,099,981) - 100.77%			116,434,570
Liabilities in Excess of Other Assets - (0.77)%			(885,108)
TOTAL NET ASSETS - 100.00%			$115,549,462

Asset Type	% of Net Assets
Purchased Options	100.77%
Short Term Investments	0.00 (b)
Total Investments	100.77
Liabilities in Excess of Other Assets	(0.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.77	368	$(109,677,984)	$(5,888)
SPX S&P 500® Index	9/30/2019	3,359.77	368	(109,677,984)	(10,304)
XSP S&P 500® Mini Index	9/30/2019	349.71	184	(5,483,936)	(736)
XSP S&P 500® Mini Index	9/30/2019	335.98	184	(5,483,936)	(736)
					(17,664)
Put Options
SPX S&P 500® Index	9/30/2019	2,651.69	368	(109,677,984)	(404,432)
SPX S&P 500® Index	9/30/2019	1,748.38	736	(219,355,968)	(27,232)
XSP S&P 500® Mini Index	9/30/2019	265.17	184	(5,483,936)	(20,240)
XSP S&P 500® Mini Index	9/30/2019	174.86	368	(10,967,872)	(1,472)
					(453,376)
Total Options Written (Premiums Received $2,988,040)					$(471,040)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - January
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.23% (a)
CALL OPTIONS - 106.06%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.14	452	$134,713,176	$66,233,880
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.41	1,130	33,678,520	16,558,917
			82,792,797
PUT OPTIONS - 5.17%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.28	226	67,356,588	2,709,029
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.90	226	67,356,588	516,287
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.83	565	16,839,260	677,301
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.69	565	16,839,260	129,072
			4,031,689
TOTAL PURCHASED OPTIONS (Cost $72,327,813)			86,824,486

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	445		445
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,045)			1,045

Total Investments (Cost $73,328,858) - 111.23%			86,825,531
Liabilities in Excess of Other Assets - (11.23)%			(8,764,037)
TOTAL NET ASSETS - 100.00%			$78,061,494

Asset Type	% of Net Assets
Purchased Options	111.23%
Short Term Investments	0.00 (b)
Total Investments	111.23
Liabilities in Excess of Other Assets	(11.23)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.28	226	$(67,356,588)	$(2,152,164)
SPX S&P 500® Index	12/31/2019	2,855.36	226	(67,356,588)	(4,503,672)
XSP S&P 500® Mini Index	12/31/2019	300.83	565	(16,839,260)	(537,973)
XSP S&P 500® Mini Index	12/31/2019	285.54	565	(16,839,260)	(1,125,747)
					(8,319,556)
Put Options
SPX S&P 500® Index	12/31/2019	2,130.87	226	(67,356,588)	(134,074)
SPX S&P 500® Index	12/31/2019	1,504.14	452	(134,713,176)	(32,150)
XSP S&P 500® Mini Index	12/31/2019	213.09	565	(16,839,260)	(33,522)
XSP S&P 500® Mini Index	12/31/2019	150.41	1,130	(33,678,520)	(8,036)
					(207,782)
Total Options Written (Premiums Received $5,698,521)					$(8,527,338)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF -April
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.80% (a)
CALL OPTIONS - 86.38%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.63	844	$251,544,072	$107,268,363
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.06	844	25,154,576	10,727,097
			117,995,460
PUT OPTIONS - 17.42%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.27	422	125,772,036	17,548,585
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.39	422	125,772,036	4,082,487
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.13	422	12,577,288	1,754,973
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.44	422	12,577,288	408,259
			23,794,304
TOTAL PURCHASED OPTIONS (Cost $138,700,126)			141,789,764

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	101		101
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $701)			701

Total Investments (Cost $138,700,827) - 103.80%			141,790,465
Liabilities in Excess of Other Assets - (3.80)%			(5,193,498)
TOTAL NET ASSETS - 100.00%			$136,596,967

Asset Type	% of Net Assets
Purchased Options	103.80%
Short Term Investments	0.00 (b)
Total Investments	103.80
Liabilities in Excess of Other Assets	(3.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.27	422	$(125,772,036)	$(326,308)
SPX S&P 500® Index	3/31/2020	3,135.12	422	(125,772,036)	(2,686,159)
XSP S&P 500® Mini Index	3/31/2020	340.13	422	(12,577,288)	(32,623)
XSP S&P 500® Mini Index	3/31/2020	313.51	422	(12,577,288)	(268,651)
					(3,313,741)
Put Options
SPX S&P 500® Index	3/31/2020	2,409.23	422	(125,772,036)	(1,296,144)
SPX S&P 500® Index	3/31/2020	1,700.63	844	(251,544,072)	(257,962)
XSP S&P 500® Mini Index	3/31/2020	240.92	422	(12,577,288)	(129,603)
XSP S&P 500® Mini Index	3/31/2020	170.06	844	(25,154,576)	(25,794)
					(1,709,503)
Total Options Written (Premiums Received $5,601,283)					$(5,023,244)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - June
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.78% (a)
CALL OPTIONS - 91.84%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.24	112	$33,380,256	$14,755,966
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.12	168	5,007,072	2,213,456
			16,969,422
PUT OPTIONS - 14.94%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.48	56	16,690,128	1,878,276
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.07	56	16,690,128	521,714
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.25	84	2,503,536	281,755
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.21	84	2,503,536	78,263
			2,760,008
TOTAL PURCHASED OPTIONS (Cost $18,851,147)			19,729,430

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100	100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100	100
First American Government Obligations Fund - Class X, 2.24% (c)	100	100
First American Treasury Obligations Fund - Class X, 2.20% (c)	100	100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100	100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100	100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100	100
TOTAL SHORT TERM INVESTMENTS (Cost $700)		700

Total Investments (Cost $18,851,847) - 106.78%		19,730,130
Liabilities in Excess of Other Assets - (6.78)%		(1,251,949)
TOTAL NET ASSETS - 100.00%		$18,478,181

Asset Type	% of Net Assets
Purchased Options	106.78%
Short Term Investments	0.00 (b)
Total Investments	106.78
Liabilities in Excess of Other Assets	(6.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a)  Exchange-Traded.
(b)  Less than 0.005%.
(c)  Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.48	56	$(16,690,128)	$(147,390)
SPX S&P 500® Index	5/29/2020	3,041.59	56	(16,690,128)	(713,305)
XSP S&P 500® Mini Index	5/29/2020	330.25	84	(2,503,536)	(22,105)
XSP S&P 500® Mini Index	5/29/2020	304.16	84	(2,503,536)	(106,991)
					(989,791)
Put Options
SPX S&P 500® Index	5/29/2020	2,339.26	56	(16,690,128)	(186,043)
SPX S&P 500® Index	5/29/2020	1,651.24	112	(33,380,256)	(43,223)
XSP S&P 500® Mini Index	5/29/2020	233.93	84	(2,503,536)	(27,909)
XSP S&P 500® Mini Index	5/29/2020	165.12	168	(5,007,072)	(6,482)
					(263,657)
Total Options Written (Premiums Received $1,011,755)					$(1,253,448)

(a)  Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - July
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.60% (a)
CALL OPTIONS - 81.43%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.80	706	$210,414,828	$85,231,144
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.48	32	953,728	386,304
			85,617,448
PUT OPTIONS - 23.17%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.61	353	105,207,414	18,902,444
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.34	353	105,207,414	5,348,303
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.96	16	476,864	85,680
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.13	16	476,864	24,240
			24,360,667
TOTAL PURCHASED OPTIONS (Cost $109,501,434)			109,978,115

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	2,055		2,055
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,655)			2,655

Total Investments (Cost $109,504,089) - 104.60%			109,980,770
Liabilities in Excess of Other Assets - (4.60)%			(4,841,307)
TOTAL NET ASSETS - 100.00%			$105,139,463

Asset Type	% of Net Assets
Purchased Options	104.60%
Short Term Investments	0.00 (b)
Total Investments	104.60
Liabilities in Excess of Other Assets	(4.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.61	353	$(105,207,414)	$(238,628)
SPX S&P 500® Index	6/30/2020	3,202.53	353	(105,207,414)	(2,160,713)
XSP S&P 500® Mini Index	6/30/2020	352.96	16	(476,864)	(1,088)
XSP S&P 500® Mini Index	6/30/2020	320.25	16	(476,864)	(9,792)
					(2,410,221)
Put Options
SPX S&P 500® Index	6/30/2020	2,500.14	353	(105,207,414)	(1,953,502)
SPX S&P 500® Index	6/30/2020	1,764.80	706	(210,414,828)	(465,254)
XSP S&P 500® Mini Index	6/30/2020	250.01	16	(476,864)	(8,848)
XSP S&P 500® Mini Index	6/30/2020	176.48	32	(953,728)	(2,112)
					(2,429,716)
Total Options Written (Premiums Received $4,946,572)					$(4,839,937)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - August
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.56% (a)
CALL OPTIONS - 79.58%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.09	16	$4,768,608	$1,897,504
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.81	8	238,432	94,872
			1,992,376
PUT OPTIONS - 24.98%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.18	8	2,384,304	459,920
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.15	8	2,384,304	135,728
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.62	4	119,216	22,996
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.02	4	119,216	6,788
			625,432
TOTAL PURCHASED OPTIONS (Cost $2,617,922)			2,617,808

Total Investments (Cost $2,617,922) - 104.56%			2,617,808
Liabilities in Excess of Other Assets - (4.56)%			(114,064)
TOTAL NET ASSETS - 100.00%			$2,503,744

Asset Type	% of Net Assets
Purchased Options	104.56%
Total Investments	104.56
Liabilities in Excess of Other Assets	(4.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.18	8	$(2,384,304)	$(4,712)
SPX S&P 500® Index	7/31/2020	3,247.77	8	(2,384,304)	(40,920)
XSP S&P 500® Mini Index	7/31/2020	357.62	4	(119,216)	(236)
XSP S&P 500® Mini Index	7/31/2020	324.78	4	(119,216)	(2,044)
					(47,912)
Put Options
SPX S&P 500® Index	7/31/2020	2,533.13	8	(2,384,304)	(49,568)
SPX S&P 500® Index	7/31/2020	1,788.09	16	(4,768,608)	(13,824)
XSP S&P 500® Mini Index	7/31/2020	253.31	4	(119,216)	(2,480)
XSP S&P 500® Mini Index	7/31/2020	178.81	8	(238,432)	(696)
					(66,568)
Total Options Written (Premiums Received $114,338)					$(114,480)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - October
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.61% (a)
CALL OPTIONS - 81.89%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.36	1,456	$433,943,328	$178,553,863
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.84	728	21,697,312	8,927,403
			187,481,266
PUT OPTIONS - 18.72%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.73	728	216,971,664	37,529,543
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.94	728	216,971,664	3,275,050
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.67	364	10,848,656	1,876,368
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.39	364	10,848,656	163,717
			42,844,678
TOTAL PURCHASED OPTIONS (Cost $225,110,432)			230,325,944

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100	100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100	100
First American Government Obligations Fund - Class X, 2.24% (c)	100	100
First American Treasury Obligations Fund - Class X, 2.20% (c)	3,560	3,560
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100	100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100	100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100	100
TOTAL SHORT TERM INVESTMENTS (Cost $4,160)		4,160

Total Investments (Cost $225,114,592) - 100.61%		230,330,104
Liabilities in Excess of Other Assets - (0.61)%		(1,393,898)
TOTAL NET ASSETS - 100.00%		$228,936,206

Asset Type	% of Net Assets
Purchased Options	100.61%
Short Term Investments	0.00 (b)
Total Investments	100.61
Liabilities in Excess of Other Assets	(0.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets
(a)  Exchange-Traded.
(b)  Less than 0.005%.
(c)  Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.73	728	$(216,971,664)	$(5,509)
SPX S&P 500® Index	9/30/2019	3,205.33	728	(216,971,664)	(123,000)
XSP S&P 500® Mini Index	9/30/2019	349.67	364	(10,848,656)	(275)
XSP S&P 500® Mini Index	9/30/2019	320.53	364	(10,848,656)	(6,154)
					(134,938)
Put Options
SPX S&P 500® Index	9/30/2019	2,476.85	728	(216,971,664)	(370,031)
SPX S&P 500® Index	9/30/2019	1,748.36	1,456	(433,943,328)	(39,921)
XSP S&P 500® Mini Index	9/30/2019	247.68	364	(10,848,656)	(18,498)
XSP S&P 500® Mini Index	9/30/2019	174.84	728	(21,697,312)	(1,996)
					(430,446)
Total Options Written (Premiums Received $4,376,617)					$(565,384)

(a)  Exchange-Traded.

Innnovator S&P 500® Ultra Buffer ETF - January
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.59% (a)
CALL OPTIONS - 107.64%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.15	224	$66,760,512	$32,823,648
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.42	560	16,690,240	8,205,635
			41,029,283
PUT OPTIONS - 4.95%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.30	112	33,380,256	1,342,615
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,381.56	112	33,380,256	164,997
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.85	280	8,345,120	335,872
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $238.16	280	8,345,120	41,255
			1,884,739
TOTAL PURCHASED OPTIONS (Cost $36,402,221)			42,914,022

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $700)			700

Total Investments (Cost $36,402,921) - 112.59%			42,914,722
Liabilities in Excess of Other Assets - (12.59)%			(4,797,994)
TOTAL NET ASSETS - 100.00%			$38,116,728

Asset Type	% of Net Assets
Purchased Options	112.59%
Short Term Investments	0.00 (b)
Total Investments	112.59
Liabilities in Excess of Other Assets	(12.59)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.30	112	$(33,380,256)	$(1,066,424)
SPX S&P 500® Index	12/31/2019	2,807.73	112	(33,380,256)	(2,642,583)
XSP S&P 500® Mini Index	12/31/2019	300.85	280	(8,345,120)	(266,270)
XSP S&P 500® Mini Index	12/31/2019	280.77	280	(8,345,120)	(660,712)
					(4,635,989)
Put Options
SPX S&P 500® Index	12/31/2019	1,629.49	112	(33,380,256)	(11,630)
SPX S&P 500® Index	12/31/2019	1,504.15	224	(66,760,512)	(15,933)
XSP S&P 500® Mini Index	12/31/2019	162.95	280	(8,345,120)	(2,908)
XSP S&P 500® Mini Index	12/31/2019	150.42	560	(16,690,240)	(3,984)
					(34,455)
Total Options Written (Premiums Received $1,915,217)					$(4,670,444)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF -April
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.96% (a)
CALL OPTIONS - 86.52%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.64	112	$33,380,256	$14,234,549
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.07	112	3,338,048	1,423,386
			15,657,935
PUT OPTIONS - 16.44%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.29	56	16,690,128	2,328,823
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,692.67	56	16,690,128	375,165
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.15	56	1,669,024	232,988
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $269.27	56	1,669,024	37,519
			2,974,495
TOTAL PURCHASED OPTIONS (Cost $17,998,945)			18,632,430

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100	100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100	100
First American Government Obligations Fund - Class X, 2.24% (c)	100	100
First American Treasury Obligations Fund - Class X, 2.20% (c)	101	101
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100	100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100	100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100	100
TOTAL SHORT TERM INVESTMENTS (Cost $701)		701

Total Investments (Cost $17,999,646) - 102.96%		18,633,131
Liabilities in Excess of Other Assets - (2.96)%		(536,069)
TOTAL NET ASSETS - 100.00%		$18,097,062

Asset Type	% of Net Assets
Purchased Options	102.96%
Short Term Investments	0.00 (b)
Total Investments	102.96
Liabilities in Excess of Other Assets	(2.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.29	56	$(16,690,128)	$(43,295)
SPX S&P 500® Index	3/31/2020	3,133.90	56	(16,690,128)	(359,310)
XSP S&P 500® Mini Index	3/31/2020	340.15	56	(1,669,024)	(4,323)
XSP S&P 500® Mini Index	3/31/2020	313.39	56	(1,669,024)	(35,931)
					(442,859)
Put Options
SPX S&P 500® Index	3/31/2020	1,842.35	56	(16,690,128)	(27,838)
SPX S&P 500® Index	3/31/2020	1,700.64	112	(33,380,256)	(34,233)
XSP S&P 500® Mini Index	3/31/2020	184.24	56	(1,669,024)	(2,784)
XSP S&P 500® Mini Index	3/31/2020	170.07	112	(3,338,048)	(3,424)
					(68,279)
Total Options Written (Premiums Received $496,824)					$(511,138)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - June
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.04% (a)
CALL OPTIONS - 91.99%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.25	12	$3,576,456	$1,580,985
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.13	18	536,472	237,140
			1,818,125
PUT OPTIONS - 14.05%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.50	6	1,788,228	201,253
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,614.47	6	1,788,228	40,253
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.27	9	268,236	30,202
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $261.45	9	268,236	6,039
			277,747
TOTAL PURCHASED OPTIONS (Cost $1,968,041)			2,095,872

SHORT TERM INVESTMENTS - 0.04%	Shares
MONEY MARKET FUNDS - 0.04%
Fidelity Government Portfolio - Class I, 2.19% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (b)	100		100
First American Government Obligations Fund - Class X, 2.24% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (b)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $700)			700

Total Investments (Cost $1,968,741) - 106.08%			2,096,572
Other Assets in Excess of Liabilities - (6.08) %			(120,077)
TOTAL NET ASSETS - 100.00%			$1,976,495

Asset Type	% of Net Assets
Purchased Options	106.04%
Short Term Investments	0.04
Total Investments	106.08
Other Assets in Excess of Liabilities	(6.08)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.50	6	$(1,788,228)	$(15,789)
SPX S&P 500® Index	5/29/2020	3,034.43	6	(1,788,228)	(78,921)
XSP S&P 500® Mini Index	5/29/2020	330.27	9	(268,236)	(2,365)
XSP S&P 500® Mini Index	5/29/2020	303.44	9	(268,236)	(11,840)
					(108,915)
Put Options
SPX S&P 500® Index	5/29/2020	1,788.85	6	(1,788,228)	(3,796)
SPX S&P 500® Index	5/29/2020	1,651.25	12	(3,576,456)	(4,631)
XSP S&P 500® Mini Index	5/29/2020	178.88	9	(268,236)	(569)
XSP S&P 500® Mini Index	5/29/2020	165.13	18	(536,472)	(695)
					(9,691)
Total Options Written (Premiums Received $68,866)					$(118,606)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - July
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.35% (a)
CALL OPTIONS - 81.45%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.81	220	$65,568,360	$26,520,525
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.49	34	1,013,336	409,833
			26,930,358
PUT OPTIONS - 21.90%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.63	110	32,784,180	5,909,149
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,794.27	110	32,784,180	1,222,516
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.98	17	506,668	91,350
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $279.43	17	506,668	18,895
			7,241,910
TOTAL PURCHASED OPTIONS (Cost $33,926,298)			34,172,268

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.19% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (b)	100		100
First American Government Obligations Fund - Class X, 2.24% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (b)	3,031		3,031
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $3,631)			3,631

Total Investments (Cost $33,929,929) - 103.36%			34,175,899
Liabilities in Excess of Other Assets - (3.36)%			(1,110,112)
TOTAL NET ASSETS - 100.00%			$33,065,787

Asset Type	% of Net Assets
Purchased Options	103.35%
Short Term Investments	0.01
Total Investments	103.36
Liabilities in Excess of Other Assets	(3.36)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.63	110	$(32,784,180)	$(79,612)
SPX S&P 500® Index	6/30/2020	3,189.88	110	(32,784,180)	(732,901)
XSP S&P 500® Mini Index	6/30/2020	352.98	17	(506,668)	(1,229)
XSP S&P 500® Mini Index	6/30/2020	318.99	17	(506,668)	(11,325)
					(825,067)
Put Options
SPX S&P 500® Index	6/30/2020	1,911.87	110	(32,784,180)	(122,945)
SPX S&P 500® Index	6/30/2020	1,764.81	220	(65,568,360)	(152,239)
XSP S&P 500® Mini Index	6/30/2020	191.19	17	(506,668)	(1,900)
XSP S&P 500® Mini Index	6/30/2020	176.49	34	(1,013,336)	(2,354)
					(279,438)
Total Options Written (Premiums Received $1,075,588)					$(1,104,505)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - August
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.95% (a)
CALL OPTIONS - 79.58%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.10	16	$4,768,608	$1,897,520
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.82	8	238,432	94,872
			1,992,392
PUT OPTIONS - 23.37%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.20	8	2,384,304	459,952
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,831.14	8	2,384,304	97,360
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.64	4	119,216	23,004
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $283.11	4	119,216	4,868
			585,184
TOTAL PURCHASED OPTIONS (Cost $2,577,690)			2,577,576

Total Investments (Cost $2,577,690) - 102.95%			2,577,576
Liabilities in Excess of Other Assets - (2.95)%			(73,832)
TOTAL NET ASSETS - 100.00%			$2,503,744

Asset Type	% of Net Assets
Purchased Options	102.95%
Total Investments	102.95
Liabilities in Excess of Other Assets	(2.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.20	8	$(2,384,304)	$(4,696)
SPX S&P 500® Index	7/31/2020	3,246.28	8	(2,384,304)	(41,272)
XSP S&P 500® Mini Index	7/31/2020	357.64	4	(119,216)	(236)
XSP S&P 500® Mini Index	7/31/2020	324.63	4	(119,216)	(2,064)
					(48,268)
Put Options
SPX S&P 500® Index	7/31/2020	1,937.10	8	(2,384,304)	(10,936)
SPX S&P 500® Index	7/31/2020	1,788.10	16	(4,768,608)	(13,808)
XSP S&P 500® Mini Index	7/31/2020	193.71	4	(119,216)	(544)
XSP S&P 500® Mini Index	7/31/2020	178.82	8	(238,432)	(696)
					(25,984)
Total Options Written (Premiums Received $74,110)					$(74,252)

(a) Exchange-Traded.

Innnovator S&P 500® Ultra Buffer ETF - October
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.48% (a)
CALL OPTIONS - 82.45%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.37	764	$227,701,032	$93,690,965
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.85	382	11,385,128	4,684,054
			98,375,019
PUT OPTIONS - 18.03%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.75	382	113,850,516	19,693,460
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,768.24	382	113,850,516	790,856
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.69	191	5,692,564	984,958
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $276.82	191	5,692,564	39,534
			21,508,808
TOTAL PURCHASED OPTIONS (Cost $110,987,199)			119,883,827

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.19% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.22% (c)	100		100
First American Government Obligations Fund - Class X, 2.24% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.20% (c)	98		98
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.15% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.15% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.15% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $698)			698

Total Investments (Cost $110,987,897) - 100.48%			119,884,525
Liabilities in Excess of Other Assets - (0.48)%			(571,937)
TOTAL NET ASSETS - 100.00%			$119,312,588

Asset Type	% of Net Assets
Purchased Options	100.48%
Short Term Investments	0.00 (b)
Total Investments	100.48
Liabilities in Excess of Other Assets	(0.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.75	382	$(113,850,516)	$(2,890)
SPX S&P 500® Index	9/30/2019	3,205.04	382	(113,850,516)	(64,894)
XSP S&P 500® Mini Index	9/30/2019	349.69	191	(5,692,564)	(145)
XSP S&P 500® Mini Index	9/30/2019	320.50	191	(5,692,564)	(3,247)
					(71,176)
Put Options
SPX S&P 500® Index	9/30/2019	1,849.06	382	(113,850,516)	(19,572)
SPX S&P 500® Index	9/30/2019	1,748.37	764	(227,701,032)	(20,948)
XSP S&P 500® Mini Index	9/30/2019	189.41	191	(5,692,564)	(979)
XSP S&P 500® Mini Index	9/30/2019	174.85	382	(11,385,128)	(1,047)
					(42,546)
Total Options Written (Premiums Received $2,107,607)					$(113,722)

(a) Exchange-Traded.

Innovator MSCI EAFE Power Buffer ETF - July
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.58% (a)
CALL OPTIONS - 74.00%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,151.43	150	$28,456,800	$10,583,550
			10,583,550
PUT OPTIONS - 28.58%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $2,302.86	75	14,228,400	3,196,650
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,919.05	75	14,228,400	889,500
			4,086,150
TOTAL PURCHASED OPTIONS (Cost $14,748,145)			14,669,700

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 2.20% (c)	4		4
TOTAL SHORT TERM INVESTMENTS (Cost $4)			4

Total Investments (Cost $14,748,149) - 102.58%			14,669,704
Liabilities in Excess of Other Assets - (2.58)%			(368,320)
TOTAL NET ASSETS - 100.00%			$14,301,384

Asset Type	% of Net Assets
Purchased Options	102.58%
Short Term Investments	0.00 (b)
Total Investments	102.58
Liabilities in Excess of Other Assets	(2.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options

MXEA MSCI EAFE Index	6/30/2020	$2,302.86	75	$(14,228,400)	$(5,775)
MXEA MSCI EAFE Index	6/30/2020	2,114.99	75	(14,228,400)	(84,525)
					(90,300)
Put Options
MXEA MSCI EAFE Index	6/30/2020	1,631.19	75	(14,228,400)	(249,225)
MXEA MSCI EAFE Index	6/30/2020	1,151.43	150	(28,456,800)	(39,750)
					(288,975)
Total Options Written (Premiums Received $378,507)					$(379,275)

(a) Exchange-Traded.

Innovator MSCI Emerging Markets Power Buffer ETF - July
Schedule of Investments
July 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.17% (a)
CALL OPTIONS - 76.32%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $631.74	228	$23,643,828	$9,067,332
			9,067,332
PUT OPTIONS - 29.85%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,263.48	114	11,821,914	2,636,478
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,052.90	114	11,821,914	909,150
			3,545,628
TOTAL PURCHASED OPTIONS (Cost $12,806,922)			12,612,960

Total Investments (Cost $12,806,922) - 106.17%			12,612,960
Liabilities in Excess of Other Assets - (6.17)%			(732,747)
TOTAL NET ASSETS - 100.00%			$11,880,213

Asset Type	% of Net Assets
Purchased Options	106.17%
Total Investments	106.17
Liabilities in Excess of Other Assets	(6.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.

Schedule of Options Written (a)
July 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2020	$1,263.48	114	$(11,821,914)	$(61,218)
MXEF MSCI Emerging Markets Index	6/30/2020	1,151.45	114	(11,821,914)	(265,278)
					(326,496)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2020	894.97	114	(11,821,914)	(319,656)
MXEF MSCI Emerging Markets Index	6/30/2020	631.74	228	(23,643,828)	(90,516)
					(410,172)
Total Options Written (Premiums Received $858,474)					$(736,668)

(a) Exchange-Traded.

 Notes to Schedule of Investments
July 31, 2019 (Unaudited)

1)  Organization

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended and is classified as an open-end management investment company. The Trust currently consists of multiple operational series, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019

2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedule of investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the     ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$416,811,621	$-	$-	$416,811,621
Real Estate Investment Trusts	4,340,290	-	-	4,340,290
Investments Purchased with Proceeds From Securities Lending	-	98,038,971	-	98,038,971
Short Term Investments	185,172	-	-	185,172
Total Assets	$421,337,083	$98,038,971	$-	$519,376,054

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$16,207,068	$-	$-	$16,207,068
Investments Purchased with Proceeds From Securities Lending	-	5,563,750	-	5,563,750
Short Term Investments	82,523	-	-	82,523
Total Assets	$16,289,591	$5,563,750	$-	$21,853,341

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,605,233	$-	$-	$10,605,233
Investments Purchased with Proceeds From Securities Lending	-	2,085,264	-	2,085,264
Short Term Investments	24,552	-	-	24,552
Total Assets	$10,629,785	$2,085,264	$-	$12,715,049

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,389,028	$-	$-	$13,389,028
Investments Purchased with Proceeds From Securities Lending	-	3,194,444	-	3,194,444
Short Term Investments	13,120	-	-	13,120
Total Assets	$13,402,148	$3,194,444	$-	$16,596,592

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$46,100,525	$-	$46,100,525
Short Term Investments	700	-	-	700
Total Assets	$700	$46,100,525	$-	$46,101,225

Liabilities
Options Written	$-	$2,562,682	$-	$2,562,682
Total Liabilities	$-	$2,562,682	$-	$2,562,682

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$44,351,229	$-	$44,351,229
Short Term Investments	695	-	-	695
Total Assets	$695	$44,351,229	$-	$44,351,924

Liabilities
Options Written	$-	$1,128,071	$-	$1,128,071
Total Liabilities	$-	$1,128,071	$-	$1,128,071

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,227,726	$-	$4,227,726
Short Term Investments	701	-	-	701
Total Assets	$701	$4,227,726	$-	$4,228,427

Liabilities
Options Written	$-	$189,468	$-	$189,468
Total Liabilities	$-	$189,468	$-	$189,468

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$72,076,034	$-	$72,076,034
Short Term Investments	2,011	-	-	2,011
Total Assets	$2,011	$72,076,034	$-	$72,078,045

Liabilities
Options Written	$-	$3,003,567	$-	$3,003,567
Total Liabilities	$-	$3,003,567	$-	$3,003,567

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,618,508	$-	$2,618,508
Total Assets	$-	$2,618,508	$-	$2,618,508

Liabilities
Options Written	$-	$115,180	$-	$115,180
Total Liabilities	$-	$115,180	$-	$115,180

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$116,432,624	$-	$116,432,624
Short Term Investments	1,946	-	-	1,946
Total Assets	$1,946	$116,432,624	$-	$116,434,570

Liabilities
Options Written	$-	$471,040	$-	$471,040
Total Liabilities	$-	$471,040	$-	$471,040

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$86,824,486	$-	$86,824,486
Short Term Investments	1,045	-	-	1,045
Total Assets	$1,045	$86,824,486	$-	$86,825,531

Liabilities
Options Written	$-	$8,527,338	$-	$8,527,338
Total Liabilities	$-	$8,527,338	$-	$8,527,338

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$141,789,764	$-	$141,789,764
Short Term Investments	701	-	-	701
Total Assets	$701	$141,789,764	$-	$141,790,465

Liabilities
Options Written	$-	$5,023,244	$-	$5,023,244
Total Liabilities	$-	$5,023,244	$-	$5,023,244

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$19,729,430	$-	$19,729,430
Short Term Investments	700	-	-	700
Total Assets	$700	$19,729,430	$-	$19,730,130

Liabilities
Options Written	$-	$1,253,448	$-	$1,253,448
Total Liabilities	$-	$1,253,448	$-	$1,253,448

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$109,978,115	$-	$109,978,115
Short Term Investments	2,655	-	-	2,655
Total Assets	$2,655	$109,978,115	$-	$109,980,770

Liabilities
Options Written	$-	$4,839,937	$-	$4,839,937
Total Liabilities	$-	$4,839,937	$-	$4,839,937

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,617,808	$-	$2,617,808
Total Assets	$-	$2,617,808	$-	$2,617,808

Liabilities
Options Written	$-	$114,480	$-	$114,480
Total Liabilities	$-	$114,480	$-	$114,480

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$230,325,944	$-	$230,325,944
Short Term Investments	4,160	-	-	4,160
Total Assets	$4,160	$230,325,944	$-	$230,330,104

Liabilities
Options Written	$-	$565,384	$-	$565,384
Total Liabilities	$-	$565,384	$-	$565,384

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$42,914,022	$-	$42,914,022
Short Term Investments	700	-	-	700
Total Assets	$700	$42,914,022	$-	$42,914,722

Liabilities
Options Written	$-	$4,670,444	$-	$4,670,444
Total Liabilities	$-	$4,670,444	$-	$4,670,444

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$18,632,430	$-	$18,632,430
Short Term Investments	701	-	-	701
Total Assets	$701	$18,632,430	$-	$18,633,131

Liabilities
Options Written	$-	$511,138	$-	$511,138
Total Liabilities	$-	$511,138	$-	$511,138

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,095,872	$-	$2,095,872
Short Term Investments	700	-	-	700
Total Assets	$700	$2,095,872	$-	$2,096,572

Liabilities
Options Written	$-	$118,606	$-	$118,606
Total Liabilities	$-	$118,606	$-	$118,606

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$34,172,268	$-	$34,172,268
Short Term Investments	3,631	-	-	3,631
Total Assets	$3,631	$34,172,268	$-	$34,175,899

Liabilities
Options Written	$-	$1,104,505	$-	$1,104,505
Total Liabilities	$-	$1,104,505	$-	$1,104,505

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,577,576	$-	$2,577,576
Total Assets	$-	$2,577,576	$-	$2,577,576

Liabilities
Options Written	$-	$74,252	$-	$74,252
Total Liabilities	$-	$74,252	$-	$74,252

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$119,883,827	$-	$119,883,827
Short Term Investments	698	-	-	698
Total Assets	$698	$119,883,827	$-	$119,884,525

Liabilities
Options Written	$-	$113,722	$-	$113,722
Total Liabilities	$-	$113,722	$-	$113,722

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$14,669,700	$-	$14,669,700
Short Term Investments	4	-	-	4
Total Assets	$4	$14,669,700	$-	$14,669,704

Liabilities
Options Written	$-	$379,275	$-	$379,275
Total Liabilities	$-	$379,275	$-	$379,275

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,612,960	$-	$12,612,960
Total Assets	$-	$12,612,960	$-	$12,612,960

Liabilities
Options Written	$-	$736,668	$-	$736,668
Total Liabilities	$-	$736,668	$-	$736,668

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

Certain Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

Certain Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

The average volume of derivative activity during the period ended July 31, 2019, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$28,016,914	$(1,373,614)
BAPR	30,467,430	(1,001,814)
BJUN	3,695,020	(172,510)
BJUL	27,968,109	(768,943)
BAUG	2,618,508	(115,180)
BOCT	51,322,807	(1,132,006)
PJAN	78,028,412	(6,115,852)
PAPR	98,754,964	(3,697,363)
PJUN	13,749,332	(851,284)
PJUL	36,908,249	(1,035,364)
PAUG	2,617,808	(114,480)
POCT	99,516,075	(1,099,334)
UJAN	35,216,502	(3,004,148)
UAPR	14,778,301	(393,335)
UJUN	2,264,842	(107,332)
UJUL	38,617,238	(355,312)
UAUG	2,577,576	(74,252)
UOCT	85,651,894	(634,996)
EJUL	7,680,372	(478,698)
IJUL	8,518,224	(221,660)

3)  Securities Lending

Certain Funds may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, certain Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2019, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
FFTY	$95,254,876	$98,038,971
LDRS	$5,389,213	$5,563,750
BOUT	$2,031,503	$2,085,264
LOUP	$2,993,765	$3,194,444

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date        9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date        9/25/2019

By (Signature and Title)* /s/ John Southard
 John Southard, Principal Financial Officer

Date        9/25/2019

* Print the name and title of each signing officer under his or her signature.